Related Party Disclosures - Summary of Purchased Goods and Services (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Manufacture and supply of clinical trial material	£ 60,027	£ 4,610,106	£ 968,219